Significant Accounting Policies - Schedule of Subsidiares (Details)	12 Months Ended
Dec. 31, 2015
Location

1. NATURE OF OPERATIONS

Globalink, Ltd. (the “Company”) was incorporated in the State of Nevada on February 3, 2006. The Company has focused its efforts on internet hotel booking services and has developed a proprietary online hotel booking program for connecting users with available rooms in hotels across the world. In order to gain the access to hotels, the Company acquired OneWorld Hotel Destination Service Inc. (“OneWorld”) in Vancouver, British Columbia, Canada on October 31, 2008. OneWorld is a hotel booking company which has established relationships with major hotel chains. As a result of the acquisition, OneWorld became a wholly-owned subsidiary of the Company and goodwill of $274,449 was recognized on completion of the acquisition.

On May 4, 2014, the Company entered into a joint venture agreement (the “Agreement”) with Shizhen Bio-Technology Co., Ltd. (“Shizhen Biotech”) in Jiangsu Province, China. On May 22, 2014, Globalink (Xuzhou) Bio-Technology Co., Ltd. (“Globalink Xuzhou”) was incorporated in Pizhou City, Jiangsu Province, China pursuant to the Agreement. Globalink Xuzhou will have total registered capital of $10,000,000, $8,000,000 of which will be invested by the Company to earn an 80% interest, with the remaining $2,000,000 being invested by Shizhen Biotech to earn the remaining 20%. Globalink Xuzhou will be involved in the business of biological sciences and technology research, biological technology popularization services, and fruit and vegetable distribution. Currently, Globalink Xuzhou will continue to focus on gingko cultivation and extraction. In August 2015, the Company transferred $500,000 to Globalink Xuzhou to start developing a gingko plantation in Pizhou City, Jiangsu Province. The Company transferred an additional $300,000 in October 2015. As at December 31, 2015, the Company owns 100% of Globalink Xuzhou.

On October 13, 2015, the Company incorporated a wholly-owned subsidiary, Globalink (Zhejiang) Bio-Technology Co. Ltd. (“Globalink Zhejiang”) in Ningbo City, Jiangsu Province, China. Globalink Zhejiang will be involved in the research and development, cultivation, extraction, and application of gingko trees and other economic plants. Globalink Xuzhou transferred RMB800,000 ($123,200) to Globalink Zhejiang in October 2015 to start its operations.

OneWorld
Date of incorporation or acquisition	Oct. 31, 2008
Location	Vancouver, Canada
Ownership	100.00%
Principal activities	Hotel booking
Globalink Xuzhou
Date of incorporation or acquisition	May 22, 2004
Location	Pizhou city, Jiangsu Province, China
Ownership	100.00%
Principal activities	Gingko cultivation
Globalink Zhejiang
Date of incorporation or acquisition	Oct. 13, 2015
Location	Ningbo city, Jiangsu Province, China
Ownership	100.00%
Principal activities	Bio-technology research and development